Shareholders' equity - Authorized capital (Details) - EUR (€)	Jun. 10, 2015	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Shares issued		307,878,652
Authorized Capital 2015/I
Disclosure of classes of share capital [line items]
Maximum increase in authorised capital	€ 35,000,000
Authorized Capital 2015/II
Disclosure of classes of share capital [line items]
Maximum increase in authorised capital	€ 25,000,000